Investment Securities - Schedule of Analysis of Net Gain on Sale of Investment Securities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016
Disclosure of financial assets [line items]
Impairment losses	$ 19	$ 36
Equity securities [member]
Disclosure of financial assets [line items]
Impairment losses	14	36
Other debt securities [member]
Disclosure of financial assets [line items]
Impairment losses	$ 5